Capital and Reserves - Summary Of Authorized Share Capital (Detail) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of authorized capital [line item]
Total Shares	459,770,002		451,020,002
Par value per share		€ 1.24	€ 3.05	€ 2.58
Authorized share capital amount	€ 108,000		€ 108,000
Class A ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	409,770,000		401,020,000
Par value per share	€ 0.12		€ 0.12
Authorized share capital amount	€ 49,172		€ 48,122
Class B ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	40,230,000		48,980,000
Par value per share	€ 1.2		€ 1.2
Authorized share capital amount	€ 48,276		€ 58,776
Conversion shares [member]
Disclosure of authorized capital [line item]
Total Shares	9,770,002		1,020,002
Par value per share	€ 1.08		€ 1.08
Authorized share capital amount	€ 10,552		€ 1,102